Harbor International & Global Funds Supplement to Prospectus dated March 1, 2011

Harbor Global Growth Fund

The following information regarding the subadviser for Harbor Global Growth Fund has changed:

Effective October 1, 2011, Corydon Gilchrist no longer serves as a portfolio manager to Harbor Global Growth Fund. Thomas Marsico and James Gendelman of Marsico Capital Management, LLC remain co-portfolio managers to Harbor Global Growth Fund.

September 30, 2011

Harbor Global Value Fund

The following replaces the information contained on page 7 of the current prospectus with respect to Harbor Global Value Fund’s exposure to emerging markets issuers:

Emerging market exposure is limited to 25% of the Fund’s total assets, determined at the time of purchase.

May 13, 2011

Investors Should Retain This Supplement For Future Reference

S0930.P.IG

Harbor Global Growth Fund

Effective October 1, 2011, Corydon Gilchrist no longer serves as a portfolio manager to Harbor Global Growth Fund. All references to Mr. Gilchrist in the Statement of Additional Information are hereby deleted.

Dated: September 30, 2011

Investors Should Retain This Supplement For Future Reference